Commitments, Contingent Liabilities And Liens (Tables)	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities And Liens [Abstract]
Schedule Of Operating Leases Annual Payments
2013	$41,973
2014	28,364
2015	20,127
2016	10,353
2017 and thereafter	7,981
$108,798

Schedule Of Amounts Of Guarantees

	December 31	December 31
	2011	2012

Guarantees provided by the banks to third parties	$2,671	$2,426